Note 24 - Employee Benefits - Weighted Principal Assumptions (Details) R$ in Millions	Dec. 31, 2020 BRL (R$) Rate	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Actuarial assumption of medical cost trend rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage	1.00%
Increase in assumption	R$ (139.4)	R$ (47.0)	R$ (113.8)
Decrease in assumption	R$ 118.6	40.2	98.0
Actuarial assumption of discount rates [member]
Statement Line Items [Line Items]
Change in assumption, percentage | Rate	0.50%
Increase in assumption	R$ 461.0	211.9	295.8
Decrease in assumption	R$ (492.6)	(225.6)	(314.4)
Actuarial assumption of expected rates of salary increases [member]
Statement Line Items [Line Items]
Change in assumption, percentage	0.50%
Increase in assumption	R$ (24.3)	(5.4)	(24.2)
Decrease in assumption	23.3	5.1	23.0
Actuarial assumption of life expectancy after retirement [member]
Statement Line Items [Line Items]
Increase in assumption	(295.6)	(129.5)	(177.8)
Decrease in assumption	R$ 287.1	R$ 125.9	R$ 174.0
Change in assumption, year	1